FAIR VALUE MEASUREMENT	6 Months Ended	12 Months Ended
	Apr. 30, 2024	Oct. 31, 2023
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENT

NOTE 3 – FAIR VALUE MEASUREMENT

ASC Topic 820, “Fair Value Measurements and Disclosures”, establishes a hierarchy for inputs used in measuring fair value for financial assets and liabilities that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions of what market participants would use in pricing the asset or liability based on the best information available in the circumstances. The hierarchy is broken down into three levels based on the reliability of the inputs as follows:

● Level 1: Quoted prices available in active markets for identical assets or liabilities;

● Level 2: Quoted prices in active markets for similar assets and liabilities that are observable for the asset or liability; and

● Level 3: Unobservable pricing inputs that are generally less observable from objective sources, such as discounted cash or valuation models.

The financial assets and liabilities are classified in the Consolidated Balance Sheets based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the valuation of the fair value of assets and liabilities and their placement within the fair value hierarchy levels.

As disclosed in Note 7, the two tranches, of 2023 Series Convertible Notes Payable - Stock Settled Derivative/Warrant Liability required identification and quantification of fair value. Similarly, the tranche of 2024 Series Senior Secured convertible notes – Stock Settled Derivative/Warrant Liability required identification and quantification of fair value. The derivative liabilities described below only relate to (i) the warrants included with the two tranches of the 2023 Series Convertible Notes Payable – Stock Settled debt and (ii) the warrants included with 2024 Series Senior Secured convertible note – Stock Settled debt. The estimated fair values as of the issuance date of these three tranches of notes are presented in Note 7.

As of April 30, 2024, the estimated fair values of the Company’s financial liabilities are presented in the following table:

April 30, 2024
2023 Series Convertible Notes Payable - Stock Settled - Derivative/Warrant Liability	$32,738
2023 Series B Convertible Notes Payable – Stock Settled – Derivative/Warrant Liability	424,414
2024 Series Senior Secured convertible notes payable – stock settled – Derivative/Warrant Liability	2,861,775
Total	$3,318,927

The following table presents a roll forward of the fair value of the derivative liabilities associated with the Company’s warrants included with its 2023 Series and 2024 Series Convertible Notes Payable, categorized as Level 3:

	Six Months Ended April 30, 2024	Year Ended October 31, 2023
Beginning Balance	$893,263	$-
Additions	2,890,037	996,598
Total (gains) or losses (unrealized)	(464,373)	(103,335)
Ending Balance	$3,318,927	$893,263

During the three and six months ended April 30, 2024 and 2023, the unrealized (gain) or loss on the Derivative Warrant Liability associated with the two tranches of 2023 Series Convertible Notes Payable – Stock Settled was $1,923 and $(436,111), and $(656) and $(707), respectively.

During the three and six months ended April 30, 2024, the unrealized (gain) or loss on the Derivative Warrant Liability associated with the 2024 Series Senior Secured convertible notes payable – stock settled was $10,951 and $(28,262), respectively, with no amounts recorded during the prior period.

The fair value of the warrants granted in connection with the two tranches of 2023 Series Convertible Notes Payable-Stock Settled during the periods presented was estimated at the date of grant using the Black-Scholes option-pricing model with the following assumptions:

	April 30, 2024	October 31, 2023
Risk-free interest rate	-%	3.60%-3.93%
Dividend yield	-%	0.00%
Volatility factor	-%	161.52%-200.29%
Weighted average expected life (years)	-	2.5

The fair value of the warrants granted in connection with the 2024 Series Senior Secured convertible notes payable - stock settled during the periods presented was estimated at the date of grant using the Black-Scholes option-pricing model with the following assumptions:

	April 30, 2024	October 31, 2023
Risk-free interest rate	3.99% - 4.61%	-%
Dividend yield	0.00%	-%
Volatility factor	132.32%-135.58%	-%
Weighted average expected life (years)	2.5	-

Estimated Fair Value of Financial Assets and Liabilities Not Measured at Fair Value

The Company’s financial instruments consist primarily of cash, accounts receivable, accounts payable, and Convertible Notes Payable. The carrying values of cash, accounts receivable and accounts payable are representative of their fair values due to their short-term maturities. The carrying amount of the Company’s Convertible Notes Payable approximates fair value as they bear interest over the term of the loans.

NOTE 3 – FAIR VALUE MEASUREMENT

ASC Topic 820, “Fair Value Measurements and Disclosures”, establishes a hierarchy for inputs used in measuring fair value for financial assets and liabilities that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions of what market participants would use in pricing the asset or liability based on the best information available in the circumstances. The hierarchy is broken down into three levels based on the reliability of the inputs as follows:

● Level 1: Quoted prices available in active markets for identical assets or liabilities;

● Level 2: Quoted prices in active markets for similar assets and liabilities that are observable for the asset or liability; and

● Level 3: Unobservable pricing inputs that are generally less observable from objective sources, such as discounted cash or valuation models.

The financial assets and liabilities are classified in the Consolidated Balance Sheets based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the valuation of the fair value of assets and liabilities and their placement within the fair value hierarchy levels.

As disclosed in Note 7, the two tranches’ of 2023 Series Convertible Notes Payable - Stock Settled Derivative/Warrant Liability required identification and quantification of fair value. The derivative liabilities described below only relate to the warrants included with the two tranches of the 2023 Series Convertible Notes Payable – Stock Settled debt. The estimated fair values as of the issuance date of the two tranches of notes are presented in Note 7.

As of October 31, 2023, the estimated fair values of the Company’s financial liabilities are presented in the following table:

October 31, 2023
2023 Series Convertible Notes Payable - Stock Settled - Derivative/Warrant Liability	$63,969
2023 Series B Convertible Notes Payable – Stock Settled – Derivative/Warrant Liability	829,294
Total	$893,263

The following table presents a roll-forward of the fair value of the derivative liabilities associated with the Company’s warrants included with its 2023 Series Convertible Notes Payable, categorized as Level 3:

	Year Ended October 31, 2023	Year Ended October 31, 2022
Beginning Balance	$-	$-
Additions	996,598	-
Total (gains) or losses (realized/unrealized)	(103,335)	-
Included in operations	-	-
Ending Balance	$893,263	$-

During the year ended October 31, 2023, the unrealized gain on the Derivative Warrant Liability was $103,335. There were no comparable amounts recorded in the prior periods.

The fair value of the warrants granted in connection with the two, tranches of 2023 Series Convertible Notes Payable-Stock Settled during the periods presented was estimated at the date of grant using the Black-Scholes option-pricing model with the following assumptions:

	October 31, 2023	October 31, 2022
Risk-free interest rate	3.60%-3.93%	-
Dividend yield	0.00	-
Volatility factor	161.52%-200.29%	-
Weighted average expected life	2.5	-

Estimated Fair Value of Financial Assets and Liabilities Not Measured at Fair Value

The Company’s financial instruments consist primarily of cash, accounts receivable, accounts payable, and Convertible Notes Payable. The carrying values of cash, accounts receivable and accounts payable are representative of their fair values due to their short-term maturities. The carrying amount of the Company’s Convertible Notes Payable approximates fair value as they bear interest over the term of the loans.